NET TRADING INCOME - Schedule of Net Gains (Losses) Held For Trading (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Gains (losses) on financial assets at fair value through profit or loss, classified as held for trading	£ 94	£ 440	£ 427
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	6	37	25
Equity shares	11	9	(3)
Total net gains arising on assets designated at fair value through profit or loss	111	486	449
Net expense arising on assets and liabilities designated at fair value through profit or loss	(65)	(116)	(214)
Securities and other gains	46	370	235
Fair value hedges
Other financial instruments mandatorily held at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	195	546	153
Cash flow hedges
Other financial instruments mandatorily held at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (58)	£ 259	£ 131